Commitments and Contingencies (Minimum Future Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 1,241
2016	1,198
2017 and on	1,260
Related Party [Member]
Operating Leased Assets [Line Items]
2015	$ 24